CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash Flows from Operating Activities:
Net (loss)	$ (1,408,754)	$ (396,086)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	99,897	89,593
Stock, option and warrant expense	849,148	169,756
Unrealized (gain) loss on investments		9,000
Amortization of debt discount	1,155
Changes in operating assets and liabilities:
Accounts receivable	(725,754)	3,256
Related party receivable	(1,125)
Prepaid & other assets	(49,643)
Accounts payable and accruals	116,153	70,071
Deferred revenue		(10,380)
Related party payables	(156,424)
Net cash (used in) operating activities	(1,275,347)	(64,790)
Cash Flows from Investing Activities:
Cash paid for intangible assets	(113,476)
Net cash (used in) by investing activities	(113,476)
Cash Flows from Financing Activities:
Repayment of note payable	(160,000)	(206,000)
Issuance of common stock for cash	181,537
Issuance of equity for cash exercise of options and warrants	13,000
Proceeds from third party loans		352,500
Net cash provided by financing activities	34,537	146,500
Increase (decrease) in cash	(1,354,286)	81,710
Cash - beginning of period	1,847,004	11,710
Cash - end of period	492,718	93,420
NON-CASH FINANCING ACTIVITIES
Common stock issued for conversion of debt		1,692,932
Warrants issued for related party loans		829,418
Common stock issued to CMGO for debt repayment		241,339
Patents capitalized in accounts payable		1,837
Accounts payable converted into debt		30,000
Intangible assets purchased with accounts payable	742,500
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	$ 3,658	$ 24,967